Income Tax (Details) - Schedule of Net Profit (Loss) Before the Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Profit (Loss) Before the Provision for Income Taxes [Abstract]
Israel	$ (15,492)	$ (13,658)	$ (4,092)
Foreign	(55)	(875)	231
Total	$ (15,547)	$ (14,533)	$ (3,861)